Financial Risk Management - Interest Rate Profile of Interest-bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (22,153,427)
Fixed rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	4,284,950	₩ 4,296,823
Financial liabilities	(5,237,711)	(5,875,729)
Financial assets and liabilities	(952,761)	(1,578,906)
Variable rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (7,426,095)	₩ (8,193,085)